Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	STARDUST POWER INC.
Entity Central Index Key	0001831979
Entity Tax Identification Number	99-3863616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 E. Putnam Ave
Entity Address, Address Line Two	Suite 378
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(800)
Local Phone Number	742 3095
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Stardust Power Inc.
Entity Address, Address Line Two	15 E. Putnam Ave
Entity Address, Address Line Three	Suite 378
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(800)
Local Phone Number	742-3095
Contact Personnel Name	Roshan Pujari